CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Change in net unrealized gains/losses on investments, income tax	$ 400,848	$ 330,213	$ 697,922
Reclassification adjustment for investment amounts included in net income, income tax	(14,671)	(5,335)	56,510
Change in net unrealized gains/losses relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, income tax	(13,205)	11,481	(16,704)
Change in accumulated gain - derivatives, income tax	2,382	4,441	15,502
Reclassification adjustment for derivative amounts included in net income, income tax	(138)	(614)	(295)
Change in postretirement benefits liability adjustment, income tax	$ (10,358)	$ (749)	$ (489)